Annual Total Returns	Dec. 29, 2025
Eldridge AAA CLO ETF | Eldridge AAA CLO ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.91%
Eldridge BBB-B CLO ETF | Eldridge BBB-B CLO ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.50%